Cover	Jul. 06, 2023
Cover [Abstract]
Entity Registrant Name	DynaResource, Inc.
Entity Central Index Key	0001111741
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 06, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-30371
Entity Tax Identification Number	94-1589426
Entity Address Address Line 1	222 W. Las Colinas Blvd
Entity Address Address Line 2	Suite 1910, North Tower
Entity Address City Or Town	Irving
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75039
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
City Area Code	972
Local Phone Number	868-9066
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	DYNR